Label	Element	Value
Invesco Stablecoin Reserves Onchain Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Stablecoin Reserves Onchain Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests in liquid, high quality, U.S. dollar denominated eligible reserve assets which payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (“GENIUS Act”) and any regulations adopted thereunder. These eligible reserve assets include cash, U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less and overnight repurchase agreements collateralized by U.S. Treasury Obligations and/or cash as permitted by applicable legislation. Shares of the Fund are primarily intended to serve as reserves backing outstanding payment stablecoins. The Fund does not invest in stablecoins or in stablecoin issuers.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. For purposes of the Fund’s investment policies, government securities generally means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be government securities for purposes of the Fund’s investment policies.
The Fund invests in conformity with U.S. Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Use of Blockchain
The Fund's sub-transfer agent, Superstate Services LLC, (“Superstate” or the “Sub-Transfer Agent”), maintains the official record of ownership of Fund shares through a blockchain-integrated recordkeeping system, consisting of records maintained by Superstate in book-entry (off-chain) form together with corresponding digital representations of Fund shares recorded on one or more public blockchains that are used by the Fund’s investors. Superstate is subject to oversight by the Fund's transfer agent, Invesco Investment Services, Inc. (“IIS”). Superstate’s use of blockchain technology enables investors to submit transaction instructions (hereinafter referred to as “requests”) with respect to Fund shares using blockchain technology.
Ownership and transfer of the Fund’s shares will be authenticated and recorded as a token on a permissionless, public blockchain (a “Designated Blockchain”) (i.e., “onchain”). As of the date of this Prospectus, the Designated Blockchains is Ethereum and in the future may include other supported networks, subject to eligibility and other requirements that the Adviser, Superstate or Fund may impose. Such additional Designated Blockchains would be disclosed to Fund shareholders. Records of ownership of Fund shares (not including personally identifiable information) will be viewable on the Designated Blockchain. Such blockchain records, together with an off-chain register associating wallet addresses with shareholder personal identifying information, will constitute the official shareholder register of the Fund and, in the absence of a technical failure of either of those systems, conclusively govern the record ownership of the shares. The blockchain-integrated recordkeeping system remains in the full and complete control of IIS through Superstate, who are responsible for maintaining the accuracy of such records.
A blockchain is a distributed, open ledger that digitally records transactions in a verifiable manner using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.
In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. Investors may, for their convenience and in their sole discretion, elect to use their own wallet if it is registered with Superstate. Each account, or “wallet,” is made up of at least two components: a public address and a private key. A private key controls the transfer or “spending” from its associated public address. A “wallet” is a collection of public addresses and their associated private key(s) and is used to facilitate sending digital or tokenized assets on a particular blockchain. Any blockchain wallet addresses for each Designated Blockchain that may hold Fund shares will be added to the list of addresses eligible to hold Fund shares (the “Allowlist”) associated with current shareholders and Allowlist participants. Each shareholder is responsible for their own blockchain wallet.
Superstate's investor portal is a two-way interface accessed through secure log-in between the shareholders and Allowlist participants and Superstate (“Investor Portal”) in which holdings can be viewed and prospective shareholder information can be provided, updated and reaffirmed. Prospective shareholders and Allowlist participants shall be responsible for ensuring all information provided within the Investor Portal is accurate and complete and access to the Investor Portal is limited to those authorized by the Fund shareholders and Allowlist participants. In the event of unauthorized actions occurring through the Investor Portal such actions must be disputed by the prospective shareholder and subject to the Adviser's discretion may be reversed.
The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund's shares, on the blockchain or the issuance of such an asset directly on the blockchain. Investors will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. In the event a private key is stolen, there is the possibility that a third party could transfer the shares and obtain the proceeds from the transfer, potentially leading to irreversible shareholder losses.
Superstate utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated recordkeeping mechanism under the oversight of Superstate and IIS. To create and maintain this permissioned structure on a public blockchain, Superstate registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering/know your customer regulations). Permission is granted only to registered wallets, sometimes referred to as whitelisting and in this case being added to the “Allowlist”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with Superstate's policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets the ability to freeze tokenized shares, and the ability to burn and re-mint tokenized shares to the extent that the shareholder has lost control of the wallet. These smart contracts are designed, deployed, and maintained by Superstate. In this manner, this permissioned system seeks to prevent transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.
The specific validation method used by any supported network may evolve over time, and the Fund does not control or operate the underlying blockchain networks, nor is it responsible in any way for them. Before investing in Fund shares on a particular blockchain, an investor should review the validation method, features and protections of the applicable blockchain.
The maintenance of the records of Fund shares on the blockchain will not affect the Fund’s investments in securities; the Fund will continue to invest in accordance with the requirements in Rule 2a-7 and the terms of this prospectus. The Fund will not invest in native digital assets, some of which are referred to as “cryptocurrencies”.
This discussion of blockchain-related features and risks in this prospectus is intended to provide a high-level overview tailored to the Fund’s current operations and supported networks and does not purport to be a complete or exhaustive description of all risks, developments or considerations associated with distributed ledger technology, blockchain networks, smart contracts, or digital wallets. Additional information about the blockchain network used by Superstate and the risks of using this technology as described above are included later in this prospectus and in the Statement of Additional Information (SAI).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet completed a full calendar year of operations.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of its future performance.
Invesco Stablecoin Reserves Onchain Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Stablecoin Reserves Onchain Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Stablecoin Reserves Onchain Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Stablecoin Reserves Onchain Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.
Invesco Stablecoin Reserves Onchain Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Stablecoin Reserves Onchain Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Stablecoin Reserves Onchain Fund | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Stablecoin Reserves Onchain Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Treasury Obligations Risk. U.S. Treasury Obligations have historically involved minimal risk of loss of principal if held to maturity. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the Fund (e.g., Congressional debt ceiling impasses). Such non-payment could result in losses to and redemptions from the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Invesco Stablecoin Reserves Onchain Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Stablecoin Reserves Onchain Fund | Stablecoin Issuer Shareholder Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Stablecoin Issuer Shareholder Transactions Risk. Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Generally, stablecoins are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. The risks of the Fund being held primarily by one or more stablecoin issuers includes:
■
Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins.
■
Stablecoins may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem the Fund’s shares, which could adversely affect remaining Fund shareholders, the Fund's liquidity and yield, and the Funds ability to maintain a stable price per share. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar.
■
Because the Fund intends to invest only in certain eligible reserve assets in which payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.
■
Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the Fund.

Invesco Stablecoin Reserves Onchain Fund | Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Shareholder Transactions Risk. Large transactions by shareholders can impact the Fund’s expense ratio, yield and potentially its net asset value. A large redemption of Fund shares by a large shareholder may have a negative effect on the Fund’s net asset value and yield, as the Fund may be forced to sell a large portion of its portfolio holdings at an inopportune time. A large redemption of Fund shares may also result in an increase in the Fund’s expense ratio, since a large redemption may result in the Fund’s current expenses being allocated over a smaller asset base. In order to be able to meet reasonably foreseeable requests for redemptions of Fund shares, the Fund may be required to consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. This may require the Fund to maintain sufficiently liquid assets in lower-yielding securities that are easier to sell, which may have a negative impact on the Fund’s yield. Similarly, a large purchase of Fund shares by a large shareholder may have a negative effect on the Fund’s yield, as the Fund may be unable to deploy a larger cash position into new investments as quickly as it could with a smaller cash position. Large transactions may also increase transaction costs. Because shares of the Fund are intended to be held by stablecoin issuers as reserves backing their outstanding payment stablecoins, this risk is heightened to the extent there is an event impacting multiple stablecoin issuers at the same time, or impacting stablecoins in general, that causes such investors to redeem their shares at the same time.

Invesco Stablecoin Reserves Onchain Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Stablecoin Reserves Onchain Fund | Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Stablecoin Reserves Onchain Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Stablecoin Reserves Onchain Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Blockchain Technology Risk. Blockchain transactions that occur on the blockchain are susceptible to delays due to network outages, congestion, spikes in transaction fees demanded by miners or validators, or other problems or disruptions. Many blockchain networks, including the Ethereum network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. Moreover, in the past, flaws in the source code for blockchain networks have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The Fund and its service providers' use of internet, technology and information systems (including mobile devices and cloud-based service offerings) may expose the Fund to potential risks linked to cyber-security breaches of those technological or information systems. Security breaches, computer malware, ransomware and computer hacking attacks have been a prevalent concern in relation to digital assets. A blockchain network's process for securely authenticating prior transactions could be compromised, or 'hacked,” which could allow an attacker to alter the blockchain and disrupt other blockchain users' ability to use the blockchain as a definitive transaction record. A digital “wallet” application or interface being hacked by a third party could result in unauthorized transfers of, or temporary loss of access to, a shareholder's tokenized shares, subject to the remediation procedures described under “Use of Blockchain.” There can be no assurance that any such incident can be remediated, and a shareholder could lose some or all of its shares.
The cryptography underlying blockchain networks could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography's efficacy becoming degraded. Blockchain networks may also undergo significant technological developments, like the Ethereum blockchain's change in September 2022 from proof-of-work mining to proof-of-stake validation. If less than a substantial majority of users, miners or validators, as applicable consent to a blockchain network's proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of the blockchain network with one group running the pre-modified software and th other running the modified software. The effect of such a fork would be the existence of multiple versions of a blockchain running in parallel on separate networks using separate blockchain ledgers, yet lacking interchangeability.

Invesco Stablecoin Reserves Onchain Fund | Blockchain Governance and Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Blockchain Governance and Regulatory Risk. Blockchain Governance and Regulatory Risk. The governance of a decentralized blockchain network, such as the Ethereum network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized blockchain network, which may stymie such network's utility and ability to grow and face challenges. The foregoing notwithstanding, the protocols for some decentralized blockchain networks, such as the Ethereum network, are informally managed by a group of core developers that propose amendments to the relevant network's source code.
Regulation of digital assets, blockchain technologies and digital asset platforms is currently developing and likely to rapidly evolve varies significantly among international, federal, state and local ' jurisdictions and is subject to significant uncertainty. Various legislative and executive bodies in the United States and in other countries are currently considering, or may in the future consider, laws, regulations, guidance, or other actions related to digital assets and blockchain technology, which could directly or indirectly impact, perhaps to a materially adverse extent, the nature of an investment in Fund shares, the ability of shareholders to engage in transactions in Fund shares or the ability of the Fund to continue to operate.

Invesco Stablecoin Reserves Onchain Fund | Blockchain Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Blockchain Transactions Risk. A shareholder who initiates a transaction on a blockchain network usually must pay “gas” (i.e., transaction fees) in order to validate a transaction, which are typically paid in the form of the native digital asset for the operation of such blockchain. For example, for transactions on the Ethereum network, shareholders must pay gas in the form of Ether. Within the Ethereum network, higher gas priced transactions are prioritized over lower gas priced transactions. The amount of the blockchain's digital asset that is required to pay the gas will vary from time to time dependent upon, among other things, the complexity or size of a particular transaction, congestion on the blockchain network, and the amount of the digital asset a user has indicated it is willing to pay to complete a particular transaction record. The specifics of these characteristics vary across blockchains. Congestion on a blockchain network may be due to increased transactions involving smart contracts that are unrelated to the Fund's shares, and the Fund cannot control such congestion. The time for a transaction to complete depends on how much gas is paid and how congested the blockchain network is. A shareholder who wishes to have a transaction processed faster should be aware that they may incur a higher transaction fee.
There is no limit on the gas price a transaction may need to complete in a timely manner. Rather, the shareholder is able to set a maximum gas price ceiling it is willing to pay to complete a transaction record. Within the a blockchain network, higher gas priced transactions are prioritized over lower gas priced transactions. The party that originates the transaction is required to pay the gas. If a trading party is unwilling or unable to pay for gas at a high enough rate, the transaction may not be completed in a timely manner. Additionally, an error in the smart contract minting the shares as d1g1tal tokens could result in unintended or uncontrolled gas usage which, if not limited by a shareholder through its wallet interface, may deplete the amount of the applicable digital asset held by such shareholder.
Redemption transactions or peer-to-peer transactions will require the shareholder to pay the gas fees. Therefore, if a shareholder does not maintain adequate assets in its wallet to pay for gas fees, it will not be able to engage in transactions on the blockchain. If a shareholder is unwilling or unable to pay for gas fees at a high enough rate, the transaction may fail or may not be completed in a timely manner. In some cases, this could mean that even where a shareholder initiates a redemption transaction before the Fund's cut-off time for redemption of the Fund's shares, the Fund may not receive such redemption request in good order before the cut-off time. In these cases, a redeeming shareholder would continue to be a shareholder in the Fund's shares (and subject to fluctuations in the value of the Fund's shares) until the Fund next determines its net asset value following the receipt of such redemption request in good order.

Invesco Stablecoin Reserves Onchain Fund | Sub-Transfer Agent Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sub-Transfer Agent Risk. There may be undiscovered technical flaws in Superstate's blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.
The Investor Portal may be inaccessible, include inaccurate information or inadvertently carry-out unintended actions. The Investor Portal is subject to technical and operational risks that could cause it to be unavailable or be unreliable. The Investor information provided within the Investor Portal is represented and warranted to be accurate and is relied upon in evaluating eligibility, to the extent this information is false or misrepresented it could cause securities and regulatory risks. Access to the Investor Portal is protected through password and two-factor authentication. The Allowlist participant is responsible for ensuring only those authorized will have access. But, if compromised, the Allowlist participants may create potential unauthorized actions. In the event of unauthorized actions occurring through the Investor Portal such actions must be disputed within a reasonable time by the prospective shareholder and subject to the Adviser's discretion may be reversed.

Invesco Stablecoin Reserves Onchain Fund | Tokenized Security Experience Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tokenized Security Experience Risk. There are a limited number of funds that maintain shares in the form of digital securities. Given the novel nature of this product, the Fund, Adviser, Transfer Agent, Sub- Transfer Agent and other service providers have relatively limited experience using blockchain technology to maintain records and facilitate transactions in the interests of digital securities of a registered fund. Accordingly, there may be an increased risk of errors or unauthorized transactions involving Fund shares. Any such errors or unauthorized transactions could adversely affect the Fund.

Invesco Stablecoin Reserves Onchain Fund | Invesco Stablecoin Reserves Onchain Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 99

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.20% of the Fund’s average daily net assets (the “expense limit”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.